SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Accumulated deficit	$ (193,668)	$ (4,555,191)	$ (173,848)
Working capital	$ 58,870	$ 37,246
Substantial Doubt about Going Concern, Management's Evaluation	The Company plans to fund its future operations by joint venturing or obtaining additional financing from investors and/or lenders. However there is no assurance that the Company will be able to achieve these objectives, therefore substantial doubt about its ability to continue as a going concern exists.